ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SMALL-CAP VALUE FUND
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 92.1%
CONSUMER DISCRETIONARY 12.4%
Auto Components 0.9%
IMPCO Technologies (2)	1,250,000	8,150
Keystone Automotive (2)	465,000	19,627
R & B (1)(2)	925,000	9,481
Shiloh Industries (2)	294,688	5,673
Strattec Security (1)(2)	277,600	10,352
		53,283
Automobiles 0.1%
Winnebago	100,000	3,034
		3,034
Distributors 0.4%
Building Material Holding	750,000	26,730
		26,730
Diversified Consumer Services 0.1%
Matthews International, Class A	150,000	5,739
		5,739
Hotels, Restaurants & Leisure 2.9%
Applebee's	510,000	12,521
Centerplate, Equity Units (1)	1,208,600	15,591
Champps Entertainment (1)(2)	950,000	7,838
Champps Entertainment, Warrants, 12/15/07 (1) (2)	93,809	0
Orient-Express, Class A	950,000	37,268
Rare Hospitality International (2)	1,507,800	52,517
Ruby Tuesday	982,700	31,525
Steak 'N Shake (2)	1,075,000	22,682
		179,942
Household Durables 2.0%
Cavalier Homes (2)	572,500	4,008
Cavco Industries (2)	4,149	202
Chromcraft Revington (1)(2)	545,500	7,342
CSS Industries (1)	935,700	30,635
Dixie Group (2)	886,400	13,261
Palm Harbor Homes (2)	237,700	5,094
Skyline (1)	507,600	21,004
Stanley Furniture (1)	839,700	24,561
WCI Communities (2)	550,000	15,301
William Lyon Homes (2)	5,000	478
		121,886
Leisure Equipment & Products 0.7%
SCP Pool	875,000	41,046
		41,046
Media 1.8%
Courier (1)	972,900	43,138
Fisher Communications (2)	120,000	5,370
Journal Register	1,860,000	22,655
Live Nation (2)	800,000	15,872
Regent Communications (2)	1,125,000	5,186
Saga Communications (2)	1,450,000	14,021
Spanish Broadcasting, Class A (2)	1,315,100	7,273
		113,515
Multiline Retail 0.1%
Fred's, Class A	580,000	7,691
		7,691
Specialty Retail 3.0%
Aaron Rents, Class A (1)	607,400	14,882
Aaron Rents, Class B (1)	2,169,600	58,948
Hancock Fabrics (1)	1,585,500	5,771
Haverty Furniture	1,076,500	15,448
Hibbett Sporting Goods (2)	1,486,700	49,046
S & K Famous Brands (1)(2)	300,300	6,006
Stein Mart	2,000,000	34,840
		184,941
Textiles, Apparel, & Luxury Goods 0.4%
Culp (1)(2)	715,000	3,468
Cutter & Buck (1)	1,000,000	12,030
Madden Steven	250,000	8,875
		24,373
Total Consumer Discretionary		762,180
CONSUMER STAPLES 1.6%
Beverages 0.2%
Coca-Cola Bottling	300,000	13,800
		13,800
Food & Staples Retailing 0.7%
Casey's General Stores	305,000	6,975
Nash Finch (1)	667,792	19,967
Wild Oats Markets (2)	815,000	16,569
		43,511
Food Products 0.3%
Boswell	23,000	14,582
Monterey Pasta (1)(2)	875,000	3,850
		18,432
Household Products 0.2%
Oil-Dri	486,600	9,732
		9,732
Tobacco 0.2%
Alliance One International	2,525,000	12,272
		12,272
Total Consumer Staples		97,747
ENERGY 8.5%
Energy Equipment & Services 4.9%
Atwood Oceanics (2)	300,000	30,303
Carbo Ceramics	300,000	17,073
Geophysique ADR	600,000	17,424
Hydril (2)	320,000	24,944
Lone Star Technologies (2)	800,000	44,328
Superior Well Services (2)	65,000	1,890
TETRA Technologies (1)(2)	2,010,000	94,550
Todco, Class A	1,125,000	44,336
Union Drilling (2)	475,000	6,944
W-H Energy Services (2)	440,000	19,576
		301,368
Oil, Gas & Consumable Fuels 3.6%
Cimarex Energy	5,000	216
Encore Acquisition (2)	1,744,100	54,067
Forest Oil (2)	975,000	36,251
Mariner Energy (2)	789,067	16,184
Penn Virginia	835,000	59,285
Whiting Petroleum (2)	1,410,100	57,800
		223,803

Total Energy		525,171

FINANCIALS 20.2%

Capital Markets 1.3%
Allied Capital	860,000	26,316
American Capital Strategies	305,000	10,724
Capital Southwest	110,000	10,505
Gladstone Capital	100,000	2,155
Hercules Technology Growth	285,000	3,241
Hercules Technology Growth, Rights (2)	95,000	50
JMP Holdings (3)(4)	240,000	2,400
Piper Jaffray (2)	200,000	11,000
Sanders Morris Harris Group	650,000	10,426
		76,817
Commercial Banks 6.3%
Boston Private Financial	400,000	13,516
CoBiz	875,200	18,029
Columbia Bankcorp Ore	29,542	648
East West Bancorp	1,819,800	70,153
First Financial Fund	838,879	13,850
First Republic Bank	1,245,000	47,086
GB&T Bancshares	500,000	11,175
Glacier Bancorp	1,060,000	32,913
Nexity Financial (2)	160,350	2,020
Placer Sierra Bancshares	141,200	4,031
Preferred Bank	236,300	11,931
Sandy Spring Bancorp	245,000	9,308
SVB Financial Group (2)	748,500	39,708
Texas Regional Bancshares, Class A	1,670,350	49,259
UCBH Holdings	1,907,600	36,092
Wintrust Financial	525,000	30,539
		390,258
Insurance 4.4%
Bristol West Holdings	530,000	10,203
Hub International	750,300	21,024
KMG America (2)	821,300	7,030
Markel (2)	117,100	39,542
MaxRe Capital	1,390,000	33,082
Midland	910,000	31,832
Ohio Casualty	504,300	15,986
ProAssurance (1)(2)	1,554,200	80,818
Procentury (1)	1,027,676	14,018
Scottish Annuity & Life	504,400	12,514
Seabright Insurance (2)	308,800	5,379
		271,428
Real Estate 7.8%
Bedford Property Investors, REIT (1)	975,000	26,257
Columbia Equity Trust, REIT (1)	943,300	16,583
EastGroup Properties, REIT	400,000	18,976
First Potomac Realty Trust, REIT	279,000	7,882
Glenborough Realty Trust, REIT	783,800	17,048
Innkeepers USA, REIT	2,038,700	34,556
Kilroy Realty, REIT	1,312,800	101,427
Kite Realty Group Trust, REIT (1)	1,600,000	25,520
LaSalle Hotel Properties, REIT	985,000	40,385
National Health Realty, REIT (1)	743,900	14,818
Potlatch, REIT	888,551	38,065
Strategic Hotel Capital, REIT	1,875,800	43,669
Trammell Crow (2)	1,522,700	54,299
Washington SBI, REIT	1,113,400	40,439
		479,924
Thrifts & Mortgage Finance 0.4%
Harbor Florida Bancshares	73,200	2,772
Net Bank	1,500,000	10,860
Triad Guaranty (2)	285,000	13,367
		26,999

Total Financials		1,245,426

HEALTH CARE 5.0%

Biotechnology 1.8%
Cougar Biotechnology/SRKP 4 Units
(1 unit represents 0.90 shares of preferred stock and 0.10 shares
of common stock of Cougar Biotechnology) (2)(3)	2,312,139	3,637
deCode genetics (2)	725,500	6,290
Diversa (2)	1,457,700	13,280
Exelixis (2)	2,038,900	24,487
Inhibitex (1)(2)	1,800,000	13,068
Inhibitex, Warrants, 11/20/09 (1)(2)(3)	211,281	0
Lexicon Genetics (2)	600,000	3,324
Momenta Pharmaceuticals (2)	100,000	1,966
Myogen (2)	305,000	11,050
Myriad Genetics (2)	610,300	15,923
NPS Pharmaceuticals (2)	900,000	7,686
Pharmion (2)	457,900	8,251
		108,962
Health Care Equipment & Supplies 2.0%
Analogic	300,000	19,860
Arrow International	910,000	29,730
Atrion (1)	168,000	13,270
National Dentex (2)	70,400	1,636
Quidel (1)(2)	2,160,000	27,799
Regeneration Technologies (2)	500,000	3,905
Sonic Innovations (1)(2)	1,160,000	5,800
Strategic Diagnostics (1)(2)	1,019,839	3,386
TriPath Imaging (2)	1,250,000	8,725
West Pharmaceutical Services	310,000	10,763
		124,874
Health Care Providers & Services 1.2%
Capital Senior Living (1)(2)	1,550,000	17,360
National Healthcare	175,400	7,030
Odyssey Healthcare (2)	150,000	2,581
Owens & Minor	1,413,400	46,317
Radiologix (2)	250,000	463
SRI Surgical Express (1)(2)	452,200	2,663
		76,414

Total Health Care		310,250

INDUSTRIALS & BUSINESS SERVICES 22.7%

Aerospace & Defense 0.2%
EDO	304,200	9,385
TransTechnology (1)(2)	511,400	4,730
		14,115
Air Freight & Logistics 1.3%
Hub Group, Class A (2)	718,100	32,731
UTi Worldwide	1,410,000	44,556
		77,287
Airlines 0.2%
Frontier Airlines (2)	1,518,900	11,695
Midwest Air Group (2)	525,000	3,465
		15,160
Building Products 1.4%
Ameron International (1)	509,800	37,333
ElkCorp	600,000	20,250
Quixote	430,500	10,655
Universal Forest Products	240,000	15,237
		83,475
Commercial Services & Supplies 3.4%
American Ecology	675,000	13,757
Casella Waste Systems, Class A (1)(2)	1,785,000	25,365
Duratek (2)	225,000	4,928
FTI Consulting (2)	1,525,000	43,508
G & K Services, Class A	680,000	28,927
Integrated Water Resources (2)	200,000	22
McGrath RentCorp (1)	1,606,488	48,291
Pike Electric (2)	440,000	9,244
RemedyTemp, Class A (1)(2)	623,500	7,638
Synagro Technologies	1,757,800	8,789
Waste Connections (2)	500,000	19,905
		210,374
Construction & Engineering 0.8%
Insituform Technologies (1)(2)	1,645,000	43,757
Sterling Construction (2)	135,700	2,943
		46,700
Electrical Equipment 2.1%
C&D Technologies (1)	1,650,000	15,246
Franklin Electric	815,000	44,540
Genlyte Group (2)	620,000	42,247
LSI Industries	500,000	8,520
Woodward Governor	609,900	20,279
		130,832
Industrial Conglomerates 1.3%
Raven Industries (1)	2,113,800	82,671
		82,671
Machinery 5.3%
3-D Systems (1)(2)	1,050,000	22,438
Accuride (2)	925,000	10,638
Badger Meter (1)	342,200	19,499
CIRCOR International	151,200	4,415
JLG Industries	4,550,000	140,094
Joy Global	220,000	13,149
K-Tron (1)(2)	256,323	12,478
Lydall (1)(2)	1,292,000	12,468
Nordson	555,700	27,707
Oshkosh Truck	633,000	39,398
Repower Systems (EUR) (1)(2)	400,000	21,319
		323,603
Marine 1.2%
International Shipholding (1)(2)	850,062	13,091
Kirby Corporation (2)	500,000	34,055
Overseas Shipholding Group	525,000	25,163
		72,309
Road & Rail 4.1%
Dollar Thrifty Auto Group (1)(2)	1,275,000	57,885
Genesee & Wyoming, Class A (2)	2,047,500	62,818
Landstar Systems	2,585,000	114,050
Vitran (1)(2)	833,245	16,723
		251,476
Trading Companies & Distributors 1.0%
Aceto (1)	1,914,300	14,108
Electro Rent (1)(2)	2,000,000	34,000
Valley National Gases (1)	765,000	16,379
		64,487
Transportation Infrastructure 0.4%
Macquarie Infrastructure Company Trust	832,700	27,063
		27,063

Total Industrials & Business Services		1,399,552

INFORMATION TECHNOLOGY 9.3%

Communications Equipment 1.0%
Belden CDT	1,194,400	32,523
Comarco (1)(2)	626,600	7,162
IXIA (2)	260,000	3,708
Packeteer (2)	850,000	9,860
Zhone Technologies (2)	2,400,000	6,432
		59,685
Computers & Peripherals 0.5%
SBS Technologies (1)(2)	988,000	16,006
Synaptics (2)	620,300	13,640
		29,646
Electronic Equipment & Instruments 1.8%
Applied Films (2)	350,000	6,800
Cyberoptics (1)(2)	480,000	7,186
FLIR Systems (2)	907,100	25,771
GTSI (1)(2)	525,000	3,381
Landauer (1)	556,700	27,957
Littelfuse (2)	657,700	22,447
Methode Electronics	787,200	8,573
Planar Systems (2)	175,000	2,961
Richardson Electronics	730,000	6,862
		111,938
Internet Software & Services 0.8%
Chordiant Software (2)	225,000	785
Clarus (2)	125,000	894
LookSmart (2)	283,100	1,523
MatrixOne (2)	1,725,000	12,351
S1 (2)	1,100,000	5,544
Saba Software (2)	25,000	161
Websense (2)	1,000,000	27,580
		48,838
IT Services 1.3%
Edgewater Technology (2)	162,499	1,063
Keane (2)	1,375,000	21,656
MPS Group (2)	2,117,300	32,395
Safeguard Scientifics (2)	400,000	988
Startek	700,000	16,492
TNS (2)	259,100	5,488
		78,082
Semiconductor & Semiconductor Equipment 2.3%
Advanced Energy Industries (2)	960,000	13,565
Advanced Power Technology (2)	360,000	5,281
ATMI (2)	421,600	12,732
Brooks-Pri Automation (2)	2,935,000	41,794
California Micro Devices (1)(2)	1,550,400	12,264
Entegris (2)	2,858,600	30,416
Intevac (2)	690,000	19,858
Lattice Semiconductor (2)	678,308	4,518
Pixelworks (2)	625,000	3,106
		143,534
Software 1.6%
Agile Software (2)	50,000	382
Ansoft (2)	115,400	4,811
Catapult Communications (2)	555,000	7,381
Moldflow (2)	555,300	8,718
NetIQ (2)	250,000	2,788
Progress Software (2)	850,000	24,726
RSA Security (2)	1,750,000	31,395
SPSS (2)	590,300	18,689
		98,890

Total Information Technology		570,613

MATERIALS 8.3%

Chemicals 2.4%
Airgas	275,000	10,750
American Vanguard (1)	1,474,800	45,055
Arch Chemicals	590,000	17,936
Hawkins Chemical	367,724	5,174
Lesco (1)(2)	590,500	10,103
MacDermid	654,500	21,042
Material Sciences (2)	643,700	7,776
Minerals Technologies	10,000	584
Penford (1)	840,000	13,507
Symyx Technologies (2)	490,400	13,604
		145,531
Construction Materials 0.8%
Florida Rock Industries	910,000	51,160
		51,160
Containers & Packaging 0.4%
Chesapeake Corporation	560,100	7,774
Constar International (2)	100,000	333
Myers Industries	868,500	13,888
		21,995
Metals & Mining 3.7%
Carpenter Technology	900,000	85,068
Centerra Gold (CAD) (2)(4)	1,100,000	36,377
Cleveland-Cliffs	210,000	18,295
Gibraltar Industries	1,363,400	40,166
Meridian Gold (2)	620,000	18,383
Metal Management	675,000	21,364
Norddeutsche Affinerie (EUR)	30,000	929
Stillwater Mining (2)	400,000	6,584
Synalloy (2)	208,900	3,131
		230,297
Paper & Forest Products 1.0%
Buckeye Technologies (2)	600,000	5,430
Deltic Timber (1)	683,200	41,402
Wausau Paper	887,400	12,575
		59,407
Total Materials		508,390
TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.3%
Hickory Technology	470,200	3,964
Ntelos (2)	37,800	529
Premiere Global Services (2)	2,000,000	16,100
		20,593
Wireless Telecommunication Services 0.1%
Wireless Facilities (2)	1,619,100	6,509
		6,509
Total Telecommunication Services		27,102
TRUSTS & MUTUAL FUNDS 1.1%
Trusts & Mutual Funds 1.1%
Central Fund Canada, Class A	2,020,000	16,059
iShares Russell 2000 Value	630,000	47,086
European Capital Partners (3)	646,624	2,695
Total Trusts & Mutual Funds		65,840
UTILITIES 2.6%
Electric Utilities 1.4%
Cleco	1,200,000	26,796
El Paso Electric (2)	1,285,000	24,467
Empire District Electronics	202,400	4,497
Green Mountain Power	215,300	6,220
Otter Tail	309,100	8,868
Unisource Energy	430,200	13,121
		83,969
Gas Utilities 0.2%
Southwest Gas	500,000	13,975
		13,975
Independent Power Producers & Energy Traders 0.6%
Black Hills	1,140,000	38,760
		38,760
Multi-Utilities 0.2%
Vectren	445,900	11,763
		11,763
Water Utilities 0.2%
Southwest Water (1)	730,000	11,636
Western Water (1)(2)	2,259	297
		11,933
Total Utilities		160,400

Total Common Stocks (Cost $2,816,290)		5,672,671

PREFERRED STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Spanish Broadcasting	2,394	2,621
Total Preferred Stocks (Cost $2,340)		2,621
CONVERTIBLE PREFERRED STOCKS 0.1%
INDUSTRIALS & BUSINESS SERVICES 0.1%
Machinery 0.1%
3-D Systems (1)(2)(3)	263,482	5,630
		5,630
Marine 0.0%
International Shipholding (1)	25,000	1,218
		1,218
Total Convertible Preferred Stocks (Cost $2,831)		6,848
CONVERTIBLE BONDS 0.9%
3-D Systems, 6.00%, 11/30/13 (1)(3)	4,600,000	9,656
Champps Entertainment, 5.50%, 12/1/07 (1)	4,000,000	3,694
deCode genetics, 3.50%, 4/15/11	5,000,000	4,254
Frontier Airlines, 5.00%, 12/15/25	2,000,000	1,954
Incyte, 3.50%, 2/15/11	5,000,000	4,114
NPS Pharmaceuticals, 3.00%, 6/15/08	10,000,000	8,849
Palm Habor Homes, 3.25%, 5/15/24 (Tender 5/15/11)	1,000,000	925
Pixelworks, 1.75%, 5/15/24 (Tender 5/15/11)	2,000,000	1,403
Richardson Electronics, 7.75%, 12/15/11 (4)	10,101,000	9,646
Unisource Energy, 4.50%, 3/1/35 (Tender 3/1/15) (3)(4)	10,000,000	9,809
Total Convertible Bonds (Cost $49,811)		54,304

CORPORATE BONDS 0.3%
Alliance One International, 11.00%, 5/15/12	3,500,000	3,378
Black Hills, 6.50%, 5/15/13	7,000,000	6,989
Gibraltar Industries, 8.00%, 12/1/15 (4)	5,000,000	5,062
Total Corporate Bonds (Cost $15,590)		15,429
SHORT-TERM INVESTMENTS 6.4%

Money Market Funds 6.3%

T. Rowe Price Reserve Investment Fund, 4.71% (1)(5)		385,860,710	385,861

385,861

U.S. Treasury Obligations 0.1%

U.S. Treasury Bills, 4.43% 5/11/06 (6)		6,000,000	5,953

5,953

Total Short-Term Investments (Cost $391,814)			391,814

Total Investments in Securities
99.8% of Net Assets (Cost $3,278,676)			$6,143,687

†	Denominated in U.S. dollars unless otherwise noted
(1)	Affiliated company
(2)	Non-income producing
(3)	Restricted security
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$63,294 and represents 1.0% of net assets.
(5)	Seven-day yield
(6)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2006.
ADR	American Depository Receipts
CAD	Canadian Dollar
EUR	Euro
REIT	Real Estate Investment Trust

Open Futures Contracts at March 31, 2006 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 310 Russell 2000 Index contracts,
$6,000 par of 4.43% U.S. Treasury Bills
pledged as initial margin	6/06	$119,629	$5,256
Net payments (receipts) of variation
margin to date			(4,698)
Variation margin receivable (payable)
on open futures contracts			$558

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	3/31/06	12/31/05
3-D Systems
Common	$-	$-	$-	$22,438	$18,900
3-D Systems
Cv. Bond	-	-	69	9,656	7,759
3-D Systems, Cv. Pfd.	-	-	-	5,630	4,743
Aaron Rents, Class A	-	-	9	14,882	11,784
Aaron Rents
Class B	-	-	30	58,948	45,735
Aceto	-	2	-	14,108	12,597
Advanced Power
Technology	-	-	-	**	5,111
American Vanguard	2,363	-	103	45,055	32,190
Ameron International	-	-	102	37,333	23,236
Atrion	-	-	29	13,270	11,664
Badger Meter	-	-	51	19,499	13,428
Bedford Property
Investors	-	674	205	26,257	21,940
C&D Technologies	173	-	-	15,246	12,399
California Micro
Devices	-	-	-	12,264	10,093
Capital Senior Living	-	116	-	17,360	16,146
Casella Waste
Systems, Class A	-	-	-	25,365	22,830
Centerplate, Equity
Units	-	2,562	529	15,591	17,619
Centerra Gold	-	-	-	**	26,558
Champps
Entertainment
Common	-	-	-	7,838	6,137
Champps
Entertainment
Cv. Bond	-	-	55	3,694	3,550
Champps
Entertainment
Warrants, 12/15/07	-	-	-	-	-
Chromcraft Revington	-	114	-	7,342	7,276
Columbia Equity Trust	-	-	132	16,583	15,234
Comarco	-	-	-	7,162	6,254
Geophysique ADR	-	-	-	**	10,620
Courier	-	-	117	43,138	33,409
CSS Industries	-	-	112	30,635	28,754
Culp	-	-	-	3,468	3,382
Cutter & Buck	-	-	70	12,030	11,170
Cyberoptics	-	-	-	7,186	6,471
Deltic Timber	-	-	51	41,402	35,431
Dixie Group	-	-	-	**	12,215
Dollar Thrifty Auto
Group	478	-	-	57,885	*
Electro Rent	-	-	-	34,000	29,820
First Republic Bank	-	-	-	**	46,077
Genesee & Wyoming,
Class A	-	-	-	**	51,500
GTSI	-	-	-	3,381	3,675
Hancock Fabrics	-	-	-	5,771	6,453
Haverty Furniture	-	-	-	**	13,876
IMPCO Technologies	-	-	-	**	6,323
Inhibitex	-	-	-	13,068	15,120
Inhibitex
Warrants, 11/20/09	-	-	-	-	-
Innkeepers USA	-	-	-	**	32,619
Insituform
Technologies	-	60	-	43,757	31,926
International
Shipholding	-	-	-	13,091	13,219
International
Shipholding, Cv. Pfd.	-	-	19	1,218	1,258
JLG Industries	-	-	-	**	108,698
JMP Holdings	-	-	-	**	2,400
Kite Realty Group
Trust	1,700	-	279	25,520	23,003
K-Tron	-	-	-	12,478	9,510
Landauer	-	-	251	27,957	25,658
Lesco	-	-	-	10,103	9,011
Lydall	-	-	-	12,468	10,530
Madden Steven	-	-	-	**	8,477
McGrath RentCorp	1,047	-	220	48,291	43,607
Moldflow	-	-	-	**	7,741
Monterey Pasta	78	-	-	3,850	3,444
Nash Finch	1,773	-	110	19,967	*
National Health
Realty	115	-	247	14,818	13,699
Oil-Dri	-	-	-	**	8,579
Penford	-	-	50	13,507	10,248
ProAssurance	-	-	-	80,818	75,596
Procentury	-	-	31	14,018	11,048
Quidel	81	-	-	27,799	23,148
R & B	62	-	-	9,481	8,709
Raven Industries	120	-	190	82,671	60,868
RemedyTemp
Class A	-	-	-	7,638	5,767
Repower Systems	-	-	-	21,319	14,968
Richardson
Electronics	-	-	-	**	5,339
Richardson
Electronics, Cv. Bond	-	-	-	**	9,394
S & K Famous Brands	-	-	-	6,006	5,480
SBS Technologies	-	-	-	16,006	9,949
Skyline	-	-	91	21,004	18,477
Sonic Innovations	-	89	-	5,800	4,965
Southwest Water	-	3,699	38	11,636	16,528
SRI Surgical Express	85	-	-	2,663	2,625
Stanley Furniture	-	-	67	24,561	19,464
Startek	-	-	-	**	12,600
Strategic Diagnostics	-	-	-	3,386	3,712
Strategic Hotel
Capital	-	-	-	**	37,575
Strattec Security	-	-	-	10,352	11,221
Synalloy	-	-	-	**	2,564
Tetra Tech	-	-	-	-	7,572
TETRA Technologies	-	761	-	94,550	62,307
Transport Corp of
America	-	3,709	-	-	3,455
TransTechnology	-	-	-	4,730	3,656
Valley National Gases	-	-	-	16,379	14,994
Vitran	433	-	-	16,723	15,967
Western Water
Common	-	-	-	297	7
Western Water
Cv. Pfd.	-	6,911	-	-	1
Western Water
Promissory Note,
2.00%, 10/2/49	-	-	-	-	-
T. Rowe Price Reserve
Investment Fund	¤	¤	3,578	385,861	342,129
Totals			$6,835	$1,758,208	$1,841,191

‡	Includes dividend income of $6,711 and interest income of $124.
*	The issuer was not considered an affiliated company at December 31, 2005.
**	The issuer was not considered an affiliated company at March 31, 2006.
¤	Purchase and sale information not shown for cash management funds.

(3) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $33,827 and represents 0.5% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
3-D Systems, Cv. Pfd.	5/8/03	$1,581
3-D Systems, Cv. Bond, 6.00%, 11/30/13	11/25/03	4,600
Cougar Biotechnology/SRKP Units	3/31/06	4,000
European Capital Partners	9/30/05-3/31/06	2,937
Inhibitex, Warrants, 11/20/09	11/10/04	0
JMP Holdings	8/18/04-9/15/05	3,567
Unisource Energy, Cv. Bond, 4.50%, 3/1/35	2/24/05	10,107
Totals		$26,792

The fund has registration rights for certain restricted securities held as of March 31, 2006.
Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $3,278,676,000. Net unrealized gain aggregated $2,870,262,000 at period-end, of which $2,981,241,000 related to appreciated investments and $110,979,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

For the period ended March 31, 2006, total realized loss on all affiliated companies was $3,921,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006